UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

February 28, 2011

1.797939.107

CVS-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 60.3%
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 2,174
Automobiles - 2.7%
Ford Motor Co. 4.25% 11/15/16	40,000	73,024
Diversified Consumer Services - 1.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	5,490	13,959
Regis Corp. 5% 7/15/14	2,230	2,973
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	10,863
		27,795
Hotels, Restaurants & Leisure - 2.5%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	62,300	67,634
Media - 1.0%
Virgin Media, Inc. 6.5% 11/15/16	8,000	13,226
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	13,563
		26,789
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,959
TOTAL CONSUMER DISCRETIONARY		200,375
CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	16,103
Food Products - 1.0%
Smithfield Foods, Inc. 4% 6/30/13	22,250	27,637
TOTAL CONSUMER STAPLES		43,740
ENERGY - 15.2%
Energy Equipment & Services - 1.5%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	12,097
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	7,775
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	4,832
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	10,402
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	7,254
		42,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 13.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	$ 35,000	$ 45,462
Chesapeake Energy Corp. 2.5% 5/15/37	60,250	67,323
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,985
International Coal Group, Inc. 4% 4/1/17	2,160	4,079
Peabody Energy Corp. 4.75% 12/15/66	122,250	157,086
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	35,675
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	16,197
Western Refining, Inc. 5.75% 6/15/14	24,185	40,994
		372,801
TOTAL ENERGY		415,161
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	19,925
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 2.3%
Alere, Inc. 3% 5/15/16	31,000	35,069
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	17,625
SonoSite, Inc. 3.75% 7/15/14	7,000	8,138
Volcano Corp. 2.875% 9/1/15	1,890	2,138
		62,970
Health Care Providers & Services - 0.2%
Omnicare, Inc.:
3.25% 12/15/35	2,086	1,924
3.75% 12/15/25	3,610	4,501
		6,425
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	4,093
Pharmaceuticals - 2.5%
Biovail Corp. 5.375% 8/1/14	10,000	28,706
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Nektar Therapeutics 3.25% 9/28/12	$ 9,000	$ 8,657
Valeant Pharmaceuticals International 4% 11/15/13	10,000	31,725
		69,088
TOTAL HEALTH CARE		142,576
INDUSTRIALS - 12.2%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,105
GenCorp, Inc. 4.0625% 12/31/39	7,830	7,483
		21,588
Airlines - 3.2%
AMR Corp. 6.25% 10/15/14	17,990	19,561
Continental Airlines, Inc. 4.5% 1/15/15	9,280	13,827
UAL Corp.:
4.5% 6/30/21 (g)	10,500	10,772
4.5% 6/30/21	5,000	5,130
6% 10/15/29	3,600	10,592
US Airways Group, Inc.:
7% 9/30/20 (g)	4,810	4,804
7.25% 5/15/14	11,200	23,445
		88,131
Commercial Services & Supplies - 1.2%
Metalico, Inc. 7% 4/30/28	34,000	31,960
Construction & Engineering - 0.4%
MasTec, Inc. 4.25% 12/15/14	8,000	10,930
Electrical Equipment - 0.8%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	20,852
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	3,081
Machinery - 2.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	5,335
2.375% 5/15/26	8,000	7,760
Terex Corp. 4% 6/1/15	19,590	43,431
Trinity Industries, Inc. 3.875% 6/1/36	15,000	15,356
		71,882
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Marine - 1.0%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	$ 34,000	$ 26,010
Road & Rail - 2.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	55,468
Trading Companies & Distributors - 0.1%
United Rentals, Inc. 4% 11/15/15	960	2,798
TOTAL INDUSTRIALS		332,700
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 1.4%
Finisar Corp. 5% 10/15/29 (g)	2,500	9,881
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	15,715
L-3 Communications Corp. 3% 8/1/35	3,000	3,056
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	9,700
		38,352
Computers & Peripherals - 1.1%
EMC Corp. 1.75% 12/1/13 (g)	17,000	29,739
Electronic Equipment & Components - 1.4%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	5,791
Itron, Inc. 2.5% 8/1/26	5,000	5,234
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,827
SYNNEX Corp. 4% 5/15/18	10,000	13,463
Vishay Intertechnology, Inc. 2.25% 11/15/40 (g)	7,000	9,610
		37,925
Internet Software & Services - 0.8%
Equinix, Inc. 3% 10/15/14	10,000	10,586
VeriSign, Inc. 3.25% 8/15/37	10,000	12,024
		22,610
IT Services - 1.7%
Alliance Data Systems Corp. 4.75% 5/15/14	10,200	18,258
CACI International, Inc. 2.125% 5/1/14	6,000	7,410
DST Systems, Inc. 4.125% 8/15/23	8,100	9,670
Telvent GIT SA 5.5% 4/15/15 (g)	9,000	10,373
		45,711
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	12,243
Amkor Technology, Inc. 6% 4/15/14	13,890	35,840
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Evergreen Solar, Inc. 4% 7/15/20	$ 2,000	$ 1,435
Intel Corp. 3.25% 8/1/39 (g)	58,000	70,595
Micron Technology, Inc. 4.25% 10/15/13	6,130	14,068
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	6,190
2.625% 12/15/26	35,330	44,670
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,231
SunPower Corp. 4.75% 4/15/14	2,020	2,098
Xilinx, Inc. 3.125% 3/15/37	10,000	11,796
		210,166
Software - 0.6%
Nuance Communications, Inc. 2.75% 8/15/27	14,085	17,281
TOTAL INFORMATION TECHNOLOGY		401,784
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc. 5.25% 3/15/14	5,000	13,513
ArcelorMittal SA 5% 5/15/14	2,170	3,192
Goldcorp, Inc. 2% 8/1/14	5,000	6,307
Newmont Mining Corp. 1.625% 7/15/17	5,000	6,790
		29,802
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	9,990	10,604
Level 3 Communications, Inc. 7% 3/15/15	10,000	11,363
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,005
		28,972
Wireless Telecommunication Services - 1.1%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	30,692
TOTAL TELECOMMUNICATION SERVICES		59,664
TOTAL CONVERTIBLE BONDS		1,645,727
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (g)	$ 2,392	$ 1,794
TOTAL CORPORATE BONDS (Cost $1,337,545)		1,647,521
Common Stocks - 9.8%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.5%
Johnson Controls, Inc.	344,134	14,041
Diversified Consumer Services - 0.3%
Service Corp. International	643,000	7,009
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(e)(f)	230,377	247
Media - 0.0%
HMH Holdings, Inc. (a)(h)	52,880	278
HMH Holdings, Inc. warrants 3/9/17 (a)	164,823	82
		360
TOTAL CONSUMER DISCRETIONARY		21,657
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Bunge Ltd.	97,596	7,044
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp.	513,600	18,289
McMoRan Exploration Co. (a)(e)	450,000	7,875
		26,164
FINANCIALS - 3.1%
Commercial Banks - 2.6%
Huntington Bancshares, Inc.	5,620,500	38,444
KeyCorp	3,547,100	32,420
		70,864
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.5%
Bank of America Corp.	990,085	$ 14,148
TOTAL FINANCIALS		85,012
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 1.1%
Finisar Corp. (a)	774,120	31,754
Electronic Equipment & Components - 0.5%
Viasystems Group, Inc. (a)	549,643	13,049
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)(e)	843,200	6,214
ON Semiconductor Corp. (a)	2,169,500	24,190
		30,404
TOTAL INFORMATION TECHNOLOGY		75,207
MATERIALS - 1.9%
Chemicals - 1.9%
Celanese Corp. Class A	1,269,230	52,610
TOTAL COMMON STOCKS (Cost $186,395)		267,694
Convertible Preferred Stocks - 23.9%

CONSUMER DISCRETIONARY - 6.7%
Automobiles - 5.2%
Ford Motor Co. Capital Trust II 6.50%	450,000	22,883
General Motors Co. 4.75%	2,355,900	119,868
		142,751
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25% (a)	125,000	2,980
Leisure Equipment & Products - 0.5%
Callaway Golf Co. 7.50%	100,000	12,588
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.9%
Interpublic Group of Companies, Inc. 5.25%	10,000	$ 11,610
LodgeNet Entertainment Corp. 10.00% (g)	11,118	13,570
		25,180
TOTAL CONSUMER DISCRETIONARY		183,499
CONSUMER STAPLES - 1.9%
Food Products - 1.9%
Archer Daniels Midland Co. 6.25%	600,000	27,654
Bunge Ltd. 4.875%	237,000	24,841
		52,495
ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Apache Corp. 6.00%	94,200	6,417
El Paso Corp.:
4.99% (g)	99,290	142,352
4.99%	5,000	7,169
Goodrich Petroleum Corp. 5.375%	100,000	4,574
		160,512
FINANCIALS - 7.7%
Commercial Banks - 4.7%
Huntington Bancshares, Inc. 8.50%	2,100	2,436
Wells Fargo & Co. 7.50%	120,550	124,167
		126,603
Diversified Financial Services - 2.8%
Bank of America Corp. Series L, 7.25%	47,085	47,273
Citigroup, Inc. 7.50%	215,400	28,971
		76,244
Insurance - 0.2%
Assured Guaranty Ltd. 8.50%	100,000	6,126
TOTAL FINANCIALS		208,973
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	46,428
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $588,477)		651,907
Money Market Funds - 5.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	140,209,236	$ 140,209
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	4,007,050	4,007
TOTAL MONEY MARKET FUNDS (Cost $144,216)		144,216
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,256,633)		2,711,338
NET OTHER ASSETS (LIABILITIES) - 0.6%		17,013
NET ASSETS - 100%		$ 2,728,351
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $540,159,000 or 19.8% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $278,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,903
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 36
Fidelity Securities Lending Cash Central Fund	7
Total	$ 43
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 389	$ -	$ -	$ -	$ 247
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 205,156	$ 164,048	$ 41,026	$ 82
Consumer Staples	59,539	34,698	24,841	-
Energy	186,676	32,581	154,095	-
Financials	293,985	287,859	6,126	-
Health Care	46,428	-	46,428	-
Information Technology	75,207	75,207	-	-
Materials	52,610	52,610	-	-
Corporate Bonds	1,647,521	-	1,645,727	1,794
Money Market Funds	144,216	144,216	-	-
Total Investments in Securities:	$ 2,711,338	$ 791,219	$ 1,918,243	$ 1,876
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,876
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $2,251,748,000. Net unrealized appreciation aggregated $459,590,000, of which $515,253,000 related to appreciated investment securities and $55,663,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparison to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2011

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884072.102

ACVS-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 60.3%
CONSUMER DISCRETIONARY - 7.4%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 2,174
Automobiles - 2.7%
Ford Motor Co. 4.25% 11/15/16	40,000	73,024
Diversified Consumer Services - 1.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	5,490	13,959
Regis Corp. 5% 7/15/14	2,230	2,973
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	10,863
		27,795
Hotels, Restaurants & Leisure - 2.5%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	62,300	67,634
Media - 1.0%
Virgin Media, Inc. 6.5% 11/15/16	8,000	13,226
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	13,563
		26,789
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,959
TOTAL CONSUMER DISCRETIONARY		200,375
CONSUMER STAPLES - 1.6%
Beverages - 0.6%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	16,103
Food Products - 1.0%
Smithfield Foods, Inc. 4% 6/30/13	22,250	27,637
TOTAL CONSUMER STAPLES		43,740
ENERGY - 15.2%
Energy Equipment & Services - 1.5%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	12,097
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	7,775
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (d)(g)	5,000	4,832
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	10,402
SESI LLC 1.5% 12/15/26 (d)(g)	7,000	7,254
		42,360
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - 13.7%
Alpha Natural Resources, Inc. 2.375% 4/15/15	$ 35,000	$ 45,462
Chesapeake Energy Corp. 2.5% 5/15/37	60,250	67,323
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,985
International Coal Group, Inc. 4% 4/1/17	2,160	4,079
Peabody Energy Corp. 4.75% 12/15/66	122,250	157,086
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	35,675
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	16,197
Western Refining, Inc. 5.75% 6/15/14	24,185	40,994
		372,801
TOTAL ENERGY		415,161
FINANCIALS - 0.7%
Diversified Financial Services - 0.7%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	20,000	19,925
HEALTH CARE - 5.2%
Health Care Equipment & Supplies - 2.3%
Alere, Inc. 3% 5/15/16	31,000	35,069
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	17,625
SonoSite, Inc. 3.75% 7/15/14	7,000	8,138
Volcano Corp. 2.875% 9/1/15	1,890	2,138
		62,970
Health Care Providers & Services - 0.2%
Omnicare, Inc.:
3.25% 12/15/35	2,086	1,924
3.75% 12/15/25	3,610	4,501
		6,425
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	4,093
Pharmaceuticals - 2.5%
Biovail Corp. 5.375% 8/1/14	10,000	28,706
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Pharmaceuticals - continued
Nektar Therapeutics 3.25% 9/28/12	$ 9,000	$ 8,657
Valeant Pharmaceuticals International 4% 11/15/13	10,000	31,725
		69,088
TOTAL HEALTH CARE		142,576
INDUSTRIALS - 12.2%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	14,105
GenCorp, Inc. 4.0625% 12/31/39	7,830	7,483
		21,588
Airlines - 3.2%
AMR Corp. 6.25% 10/15/14	17,990	19,561
Continental Airlines, Inc. 4.5% 1/15/15	9,280	13,827
UAL Corp.:
4.5% 6/30/21 (g)	10,500	10,772
4.5% 6/30/21	5,000	5,130
6% 10/15/29	3,600	10,592
US Airways Group, Inc.:
7% 9/30/20 (g)	4,810	4,804
7.25% 5/15/14	11,200	23,445
		88,131
Commercial Services & Supplies - 1.2%
Metalico, Inc. 7% 4/30/28	34,000	31,960
Construction & Engineering - 0.4%
MasTec, Inc. 4.25% 12/15/14	8,000	10,930
Electrical Equipment - 0.8%
General Cable Corp. 4.5% 11/15/29 (d)	14,800	20,852
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	3,081
Machinery - 2.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	5,335
2.375% 5/15/26	8,000	7,760
Terex Corp. 4% 6/1/15	19,590	43,431
Trinity Industries, Inc. 3.875% 6/1/36	15,000	15,356
		71,882
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Marine - 1.0%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	$ 34,000	$ 26,010
Road & Rail - 2.0%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	55,468
Trading Companies & Distributors - 0.1%
United Rentals, Inc. 4% 11/15/15	960	2,798
TOTAL INDUSTRIALS		332,700
INFORMATION TECHNOLOGY - 14.7%
Communications Equipment - 1.4%
Finisar Corp. 5% 10/15/29 (g)	2,500	9,881
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	15,715
L-3 Communications Corp. 3% 8/1/35	3,000	3,056
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	9,700
		38,352
Computers & Peripherals - 1.1%
EMC Corp. 1.75% 12/1/13 (g)	17,000	29,739
Electronic Equipment & Components - 1.4%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	5,791
Itron, Inc. 2.5% 8/1/26	5,000	5,234
Newport Corp. 2.5% 2/15/12 (g)	3,750	3,827
SYNNEX Corp. 4% 5/15/18	10,000	13,463
Vishay Intertechnology, Inc. 2.25% 11/15/40 (g)	7,000	9,610
		37,925
Internet Software & Services - 0.8%
Equinix, Inc. 3% 10/15/14	10,000	10,586
VeriSign, Inc. 3.25% 8/15/37	10,000	12,024
		22,610
IT Services - 1.7%
Alliance Data Systems Corp. 4.75% 5/15/14	10,200	18,258
CACI International, Inc. 2.125% 5/1/14	6,000	7,410
DST Systems, Inc. 4.125% 8/15/23	8,100	9,670
Telvent GIT SA 5.5% 4/15/15 (g)	9,000	10,373
		45,711
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. 6% 5/1/15	11,916	12,243
Amkor Technology, Inc. 6% 4/15/14	13,890	35,840
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Evergreen Solar, Inc. 4% 7/15/20	$ 2,000	$ 1,435
Intel Corp. 3.25% 8/1/39 (g)	58,000	70,595
Micron Technology, Inc. 4.25% 10/15/13	6,130	14,068
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	6,190
2.625% 12/15/26	35,330	44,670
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	11,231
SunPower Corp. 4.75% 4/15/14	2,020	2,098
Xilinx, Inc. 3.125% 3/15/37	10,000	11,796
		210,166
Software - 0.6%
Nuance Communications, Inc. 2.75% 8/15/27	14,085	17,281
TOTAL INFORMATION TECHNOLOGY		401,784
MATERIALS - 1.1%
Metals & Mining - 1.1%
Alcoa, Inc. 5.25% 3/15/14	5,000	13,513
ArcelorMittal SA 5% 5/15/14	2,170	3,192
Goldcorp, Inc. 2% 8/1/14	5,000	6,307
Newmont Mining Corp. 1.625% 7/15/17	5,000	6,790
		29,802
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)	9,990	10,604
Level 3 Communications, Inc. 7% 3/15/15	10,000	11,363
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	7,005
		28,972
Wireless Telecommunication Services - 1.1%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	30,692
TOTAL TELECOMMUNICATION SERVICES		59,664
TOTAL CONVERTIBLE BONDS		1,645,727
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (g)	$ 2,392	$ 1,794
TOTAL CORPORATE BONDS (Cost $1,337,545)		1,647,521
Common Stocks - 9.8%
	Shares
CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.5%
Johnson Controls, Inc.	344,134	14,041
Diversified Consumer Services - 0.3%
Service Corp. International	643,000	7,009
Hotels, Restaurants & Leisure - 0.0%
Ambassadors International, Inc. (a)(e)(f)	230,377	247
Media - 0.0%
HMH Holdings, Inc. (a)(h)	52,880	278
HMH Holdings, Inc. warrants 3/9/17 (a)	164,823	82
		360
TOTAL CONSUMER DISCRETIONARY		21,657
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Bunge Ltd.	97,596	7,044
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Chesapeake Energy Corp.	513,600	18,289
McMoRan Exploration Co. (a)(e)	450,000	7,875
		26,164
FINANCIALS - 3.1%
Commercial Banks - 2.6%
Huntington Bancshares, Inc.	5,620,500	38,444
KeyCorp	3,547,100	32,420
		70,864
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.5%
Bank of America Corp.	990,085	$ 14,148
TOTAL FINANCIALS		85,012
INFORMATION TECHNOLOGY - 2.7%
Communications Equipment - 1.1%
Finisar Corp. (a)	774,120	31,754
Electronic Equipment & Components - 0.5%
Viasystems Group, Inc. (a)	549,643	13,049
Semiconductors & Semiconductor Equipment - 1.1%
Amkor Technology, Inc. (a)(e)	843,200	6,214
ON Semiconductor Corp. (a)	2,169,500	24,190
		30,404
TOTAL INFORMATION TECHNOLOGY		75,207
MATERIALS - 1.9%
Chemicals - 1.9%
Celanese Corp. Class A	1,269,230	52,610
TOTAL COMMON STOCKS (Cost $186,395)		267,694
Convertible Preferred Stocks - 23.9%

CONSUMER DISCRETIONARY - 6.7%
Automobiles - 5.2%
Ford Motor Co. Capital Trust II 6.50%	450,000	22,883
General Motors Co. 4.75%	2,355,900	119,868
		142,751
Household Durables - 0.1%
Hovnanian Enterprises, Inc./K. Hovanian Enterprises, Inc. 7.25% (a)	125,000	2,980
Leisure Equipment & Products - 0.5%
Callaway Golf Co. 7.50%	100,000	12,588
Convertible Preferred Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 0.9%
Interpublic Group of Companies, Inc. 5.25%	10,000	$ 11,610
LodgeNet Entertainment Corp. 10.00% (g)	11,118	13,570
		25,180
TOTAL CONSUMER DISCRETIONARY		183,499
CONSUMER STAPLES - 1.9%
Food Products - 1.9%
Archer Daniels Midland Co. 6.25%	600,000	27,654
Bunge Ltd. 4.875%	237,000	24,841
		52,495
ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
Apache Corp. 6.00%	94,200	6,417
El Paso Corp.:
4.99% (g)	99,290	142,352
4.99%	5,000	7,169
Goodrich Petroleum Corp. 5.375%	100,000	4,574
		160,512
FINANCIALS - 7.7%
Commercial Banks - 4.7%
Huntington Bancshares, Inc. 8.50%	2,100	2,436
Wells Fargo & Co. 7.50%	120,550	124,167
		126,603
Diversified Financial Services - 2.8%
Bank of America Corp. Series L, 7.25%	47,085	47,273
Citigroup, Inc. 7.50%	215,400	28,971
		76,244
Insurance - 0.2%
Assured Guaranty Ltd. 8.50%	100,000	6,126
TOTAL FINANCIALS		208,973
HEALTH CARE - 1.7%
Health Care Providers & Services - 1.7%
Tenet Healthcare Corp. 7.00%	40,000	46,428
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $588,477)		651,907
Money Market Funds - 5.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	140,209,236	$ 140,209
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	4,007,050	4,007
TOTAL MONEY MARKET FUNDS (Cost $144,216)		144,216
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,256,633)		2,711,338
NET OTHER ASSETS (LIABILITIES) - 0.6%		17,013
NET ASSETS - 100%		$ 2,728,351
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $540,159,000 or 19.8% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $278,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,903
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 36
Fidelity Securities Lending Cash Central Fund	7
Total	$ 43
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ambassadors International, Inc.	$ 389	$ -	$ -	$ -	$ 247
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 205,156	$ 164,048	$ 41,026	$ 82
Consumer Staples	59,539	34,698	24,841	-
Energy	186,676	32,581	154,095	-
Financials	293,985	287,859	6,126	-
Health Care	46,428	-	46,428	-
Information Technology	75,207	75,207	-	-
Materials	52,610	52,610	-	-
Corporate Bonds	1,647,521	-	1,645,727	1,794
Money Market Funds	144,216	144,216	-	-
Total Investments in Securities:	$ 2,711,338	$ 791,219	$ 1,918,243	$ 1,876
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 1,876
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,876
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $2,251,748,000. Net unrealized appreciation aggregated $459,590,000, of which $515,253,000 related to appreciated investment securities and $55,663,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparison to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Equity-Income II Fund
Equity-Income II
Class K

February 28, 2011

1.797940.107

EII-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.1%
Johnson Controls, Inc.	763,364	$ 31,145
Michelin CGDE Series B	199,256	16,223
The Goodyear Tire & Rubber Co. (a)	1,068,503	15,151
		62,519
Automobiles - 1.4%
Daimler AG (Germany)	138,698	9,771
Ford Motor Co. (a)	867,528	13,056
Harley-Davidson, Inc.	1,227,258	50,097
Thor Industries, Inc.	35,760	1,189
Winnebago Industries, Inc. (a)	374,600	5,417
		79,530
Diversified Consumer Services - 0.4%
H&R Block, Inc. (d)	1,594,300	24,217
Household Durables - 3.6%
KB Home	276,700	3,666
Lennar Corp. Class A	562,700	11,344
Newell Rubbermaid, Inc.	856,740	16,569
PulteGroup, Inc. (a)	639,300	4,411
Stanley Black & Decker, Inc.	554,186	42,024
Techtronic Industries Co. Ltd.	1,527,500	1,889
Toll Brothers, Inc. (a)	4,402,250	93,592
Whirlpool Corp.	304,988	25,162
		198,657
Internet & Catalog Retail - 0.1%
Liberty Media Corp. Interactive Series A (a)	346,527	5,565
Media - 2.5%
Belo Corp. Series A (a)	912,073	7,269
Comcast Corp.:
Class A	961,900	24,779
Class A (special) (non-vtg.)	809,100	19,677
The Walt Disney Co.	1,224,214	53,547
Time Warner, Inc.	864,817	33,036
		138,308
Multiline Retail - 1.1%
Kohl's Corp.	371,412	20,015
Macy's, Inc.	984,519	23,530
Target Corp.	332,756	17,486
Tuesday Morning Corp. (a)	468,400	2,187
		63,218
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
Home Depot, Inc.	1,832,700	$ 68,671
Lowe's Companies, Inc.	917,700	24,016
OfficeMax, Inc. (a)	553,000	7,598
RadioShack Corp.	523,800	7,752
		108,037
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	213,700	13,713
Phillips-Van Heusen Corp.	267,754	16,068
Warnaco Group, Inc. (a)	152,059	8,927
		38,708
TOTAL CONSUMER DISCRETIONARY		718,759
CONSUMER STAPLES - 5.8%
Beverages - 1.5%
Carlsberg AS Series B	129,700	13,805
PepsiCo, Inc.	680,638	43,166
The Coca-Cola Co.	430,990	27,549
		84,520
Food & Staples Retailing - 0.6%
CVS Caremark Corp.	176,242	5,827
Walgreen Co.	536,827	23,266
Winn-Dixie Stores, Inc. (a)	547,110	3,819
		32,912
Food Products - 0.6%
Kraft Foods, Inc. Class A	447,800	14,258
Nestle SA	309,468	17,523
		31,781
Household Products - 1.8%
Kimberly-Clark Corp.	242,821	16,002
Procter & Gamble Co.	1,320,505	83,258
		99,260
Personal Products - 0.4%
Avon Products, Inc.	915,548	25,461
Tobacco - 0.9%
Philip Morris International, Inc.	844,959	53,047
TOTAL CONSUMER STAPLES		326,981
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 14.6%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	800,363	$ 56,866
Halliburton Co.	681,545	31,992
Noble Corp.	1,046,191	46,775
Transocean Ltd. (a)	80,718	6,831
		142,464
Oil, Gas & Consumable Fuels - 12.1%
Anadarko Petroleum Corp.	183,866	15,046
Apache Corp.	191,200	23,827
BP PLC sponsored ADR	1,076,742	52,190
Chevron Corp.	1,527,070	158,434
ConocoPhillips	812,115	63,239
Devon Energy Corp.	197,386	18,049
Exxon Mobil Corp.	1,451,485	124,146
Kinder Morgan Holding Co. LLC (d)	157,700	4,810
Marathon Oil Corp.	717,868	35,606
Occidental Petroleum Corp.	435,195	44,377
Royal Dutch Shell PLC Class A sponsored ADR	1,519,800	109,806
Southwestern Energy Co. (a)	619,617	24,462
		673,992
TOTAL ENERGY		816,456
FINANCIALS - 27.3%
Capital Markets - 4.7%
Bank of New York Mellon Corp.	1,467,410	44,595
Bank Sarasin & Co. Ltd. Series B (Reg.)	230,698	9,959
Credit Suisse Group sponsored ADR	82,700	3,823
Goldman Sachs Group, Inc.	331,997	54,374
Morgan Stanley	2,550,592	75,702
State Street Corp.	757,900	33,893
UBS AG (a)	621,000	12,324
UBS AG (NY Shares) (a)	1,422,635	28,239
		262,909
Commercial Banks - 9.2%
Associated Banc-Corp.	1,929,552	27,921
Barclays PLC	5,118,685	26,567
BB&T Corp.	1,208,603	33,357
BNP Paribas SA	93,400	7,293
Comerica, Inc.	380,000	14,782
Huntington Bancshares, Inc.	2,476,200	16,937
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	2,856,274	$ 26,106
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,692,100	20,417
PNC Financial Services Group, Inc.	1,860,800	114,811
Societe Generale Series A	103,200	7,256
U.S. Bancorp, Delaware	1,320,100	36,606
Wells Fargo & Co.	5,636,508	181,834
		513,887
Consumer Finance - 1.5%
American Express Co.	457,831	19,948
Capital One Financial Corp.	277,933	13,833
Discover Financial Services	1,612,100	35,063
SLM Corp. (a)	867,281	12,853
		81,697
Diversified Financial Services - 7.9%
Bank of America Corp.	9,590,373	137,046
Citigroup, Inc. (a)	18,920,911	88,550
CME Group, Inc.	35,388	11,016
JPMorgan Chase & Co.	4,394,353	205,171
		441,783
Insurance - 1.7%
Berkshire Hathaway, Inc. Class B (a)	193,654	16,902
First American Financial Corp.	577,562	9,102
Hartford Financial Services Group, Inc.	495,700	14,673
Marsh & McLennan Companies, Inc.	468,900	14,273
Unum Group	1,172,809	31,115
XL Group PLC Class A	386,032	9,014
		95,079
Real Estate Investment Trusts - 1.9%
Boston Properties, Inc.	125,575	12,045
Camden Property Trust (SBI)	141,673	8,383
HCP, Inc.	745,003	28,310
ProLogis Trust	327,800	5,330
Rayonier, Inc.	163,429	10,023
Segro PLC	1,191,112	6,236
Ventas, Inc.	347,773	19,274
Weyerhaeuser Co.	661,308	16,143
		105,744
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	388,728	9,734
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Indiabulls Real Estate Ltd. (a)	2,558,497	$ 5,873
Unite Group PLC (a)	631,797	2,059
		17,666
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	36,500	1,035
Hudson City Bancorp, Inc.	305,200	3,510
		4,545
TOTAL FINANCIALS		1,523,310
HEALTH CARE - 8.8%
Biotechnology - 1.2%
Amgen, Inc. (a)	624,300	32,045
Cephalon, Inc. (a)	175,800	9,899
Gilead Sciences, Inc. (a)	589,059	22,962
		64,906
Health Care Equipment & Supplies - 1.2%
C. R. Bard, Inc.	161,471	15,785
CareFusion Corp. (a)	981,243	26,808
Covidien PLC	247,090	12,713
Stryker Corp.	189,500	11,988
		67,294
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	669,400	28,503
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. (a)	171,065	7,198
Pharmaceuticals - 5.8%
GlaxoSmithKline PLC	1,143,323	21,950
GlaxoSmithKline PLC sponsored ADR	40,500	1,564
Johnson & Johnson	1,157,466	71,115
Merck & Co., Inc.	2,283,028	74,358
Pfizer, Inc.	6,492,235	124,911
Sanofi-Aventis	431,028	29,806
		323,704
TOTAL HEALTH CARE		491,605
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.6%
Goodrich Corp.	118,058	$ 10,180
Honeywell International, Inc.	828,100	47,955
The Boeing Co.	432,917	31,174
United Technologies Corp.	670,828	56,041
		145,350
Building Products - 0.5%
Armstrong World Industries, Inc.	111,359	4,637
Masco Corp.	1,733,500	23,558
		28,195
Commercial Services & Supplies - 0.6%
Pitney Bowes, Inc. (d)	479,800	12,081
Republic Services, Inc.	772,285	22,867
		34,948
Construction & Engineering - 0.2%
Chiyoda Corp.	290,000	2,621
Fluor Corp.	115,694	8,187
		10,808
Electrical Equipment - 0.2%
Alstom SA	163,185	9,732
Industrial Conglomerates - 4.0%
General Electric Co.	5,094,497	106,577
Koninklijke Philips Electronics NV unit	380,200	12,433
Rheinmetall AG	310,542	25,177
Siemens AG sponsored ADR	350,300	47,094
Textron, Inc.	760,600	20,605
Tyco International Ltd.	274,700	12,455
		224,341
Machinery - 2.2%
Briggs & Stratton Corp.	1,051,595	21,169
Caterpillar, Inc.	95,700	9,850
Cummins, Inc.	274,900	27,798
Harsco Corp.	206,200	7,046
Ingersoll-Rand Co. Ltd.	622,053	28,179
Navistar International Corp. (a)	262,930	16,296
SPX Corp.	134,400	10,720
		121,058
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.9%
CSX Corp.	351,700	$ 26,258
Union Pacific Corp.	248,400	23,700
		49,958
TOTAL INDUSTRIALS		624,390
INFORMATION TECHNOLOGY - 5.6%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	1,003,315	18,622
Comverse Technology, Inc. (a)	2,142,080	15,530
Motorola Solutions, Inc.	96,408	3,725
		37,877
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	1,150,048	50,177
Electronic Equipment & Components - 0.6%
Arrow Electronics, Inc. (a)	237,538	9,311
Avnet, Inc. (a)	257,282	8,802
Tyco Electronics Ltd.	454,316	16,374
		34,487
IT Services - 0.5%
CoreLogic, Inc. (a)	270,575	5,046
MoneyGram International, Inc. (a)	290,142	801
Visa, Inc. Class A	282,179	20,613
		26,460
Office Electronics - 0.4%
Xerox Corp.	2,056,299	22,105
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	2,574,900	42,306
Intel Corp.	2,039,159	43,781
Micron Technology, Inc. (a)	1,472,300	16,387
National Semiconductor Corp.	1,492,902	23,140
Samsung Electronics Co. Ltd.	11,955	9,805
Teradyne, Inc. (a)	303,600	5,656
		141,075
TOTAL INFORMATION TECHNOLOGY		312,181
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.3%
Chemicals - 1.4%
Clariant AG (Reg.) (a)	1,188,662	$ 19,603
Dow Chemical Co.	708,132	26,314
E.I. du Pont de Nemours & Co.	424,674	23,302
PPG Industries, Inc.	121,400	10,729
		79,948
Construction Materials - 0.2%
HeidelbergCement AG	177,100	12,398
Metals & Mining - 0.7%
Alcoa, Inc.	712,202	12,001
Commercial Metals Co.	407,409	6,792
Freeport-McMoRan Copper & Gold, Inc.	204,452	10,826
United States Steel Corp.	122,523	7,044
		36,663
TOTAL MATERIALS		129,009
TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	4,901,139	139,094
Koninklijke KPN NV	305,168	4,944
Qwest Communications International, Inc.	4,994,300	34,061
Verizon Communications, Inc.	1,566,548	57,837
		235,936
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	5,858,847	25,603
TOTAL TELECOMMUNICATION SERVICES		261,539
UTILITIES - 3.5%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	1,154,509	41,308
Entergy Corp.	268,500	19,117
FirstEnergy Corp. (d)	1,513,597	57,971
		118,396
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	2,379,100	29,429
Multi-Utilities - 0.9%
Alliant Energy Corp.	241,421	9,507
National Grid PLC	510,000	4,740
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	277,603	$ 12,786
Public Service Enterprise Group, Inc.	534,917	17,492
Veolia Environnement	122,600	4,034
		48,559
TOTAL UTILITIES		196,384
TOTAL COMMON STOCKS (Cost $4,438,642)		5,400,614
Preferred Stocks - 2.0%

Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.7%
General Motors Co. 4.75%	795,600	40,480
Household Durables - 0.1%
Stanley Black & Decker, Inc. 4.75%	12,800	1,505
TOTAL CONSUMER DISCRETIONARY		41,985
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00%	102,900	7,010
FINANCIALS - 0.8%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	7,600	8,816
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	81,000	10,895
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25%	285,900	7,911
XL Capital Ltd. 10.75%	462,200	14,883
		22,794
TOTAL FINANCIALS		42,505
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	112,300	$ 5,982
TOTAL CONVERTIBLE PREFERRED STOCKS		97,482
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	76,000	12,890
TOTAL PREFERRED STOCKS (Cost $91,834)		110,372
Convertible Bonds - 0.5%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
MGM Mirage, Inc. 4.25% 4/15/15 (e)	$ 13,500	14,656
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17	1,890	1,687
TOTAL CONSUMER DISCRETIONARY		16,343
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	5,910	6,109
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/27	3,686	4,373
TOTAL CONVERTIBLE BONDS (Cost $24,154)		26,825
Money Market Funds - 1.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	40,772,100	$ 40,772
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	40,557,600	40,558
TOTAL MONEY MARKET FUNDS (Cost $81,330)		81,330
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $4,635,960)		5,619,141
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(35,202)
NET ASSETS - 100%		$ 5,583,939
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,765,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 19
Fidelity Securities Lending Cash Central Fund	228
Total	$ 247
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 773,634	$ 773,634	$ -	$ -
Consumer Staples	326,981	326,981	-	-
Energy	823,466	823,466	-	-
Financials	1,565,815	1,526,924	38,891	-
Health Care	491,605	439,849	51,756	-
Industrials	624,390	621,769	2,621	-
Information Technology	312,181	312,181	-	-
Materials	129,009	129,009	-	-
Telecommunication Services	261,539	261,539	-	-
Utilities	202,366	193,592	8,774	-
Corporate Bonds	26,825	-	26,825	-
Money Market Funds	81,330	81,330	-	-
Total Investments in Securities:	$ 5,619,141	$ 5,490,274	$ 128,867	$ -
Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $4,773,536,000. Net unrealized appreciation aggregated $845,605,000, of which $1,198,455,000 related to appreciated investment securities and $352,850,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund
Independence
Class K

February 28, 2011

1.797942.107

FRE-QTLY-0411

Investments February 28, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 0.8%
BorgWarner, Inc. (a)	500,000	$ 38,805
Automobiles - 2.4%
Bayerische Motoren Werke AG (BMW)	700,000	56,781
Ford Motor Co. (a)	2,000,000	30,100
General Motors Co.	630,300	21,134
		108,015
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	365,700	8,176
Hotels, Restaurants & Leisure - 1.6%
Las Vegas Sands Corp. (a)	469,000	21,874
Panera Bread Co. Class A (a)	200,000	23,350
Starwood Hotels & Resorts Worldwide, Inc.	450,000	27,495
		72,719
Household Durables - 1.0%
Cyrela Brazil Realty SA	1,263,800	12,571
Gafisa SA sponsored ADR (d)	2,584,000	32,636
		45,207
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	289,800	50,219
E-Commerce China Dangdang, Inc. ADR (d)	274,500	6,986
Priceline.com, Inc. (a)	97,000	44,026
		101,231
Media - 1.2%
Comcast Corp. Class A	600,000	15,456
Discovery Communications, Inc. (a)	200,000	8,622
Focus Media Holding Ltd. ADR (a)(d)	600,000	15,912
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	600,000	14,172
		54,162
Multiline Retail - 1.7%
Dollarama, Inc. (a)	200,000	5,994
Macy's, Inc.	2,370,800	56,662
Nordstrom, Inc.	325,100	14,714
		77,370
Specialty Retail - 2.6%
China ZhengTong Auto Services Holdings Ltd.	4,660,000	4,278
Home Depot, Inc.	1,000,000	37,470
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Tiffany & Co., Inc.	400,000	$ 24,620
Williams-Sonoma, Inc.	1,436,100	51,829
		118,197
Textiles, Apparel & Luxury Goods - 6.7%
Arezzo Industria E Comercio SA	596,000	7,666
Burberry Group PLC	500,000	9,747
Coach, Inc.	1,000,000	54,920
Deckers Outdoor Corp. (a)	800,000	70,576
Fossil, Inc. (a)	500,000	38,370
LVMH Moet Hennessy - Louis Vuitton	50,000	7,883
NIKE, Inc. Class B	500,000	44,515
Phillips-Van Heusen Corp.	625,800	37,554
Steven Madden Ltd. (a)	300,000	12,942
The Swatch Group AG (Bearer)	40,000	17,030
Vera Bradley, Inc.	133,889	4,599
		305,802
TOTAL CONSUMER DISCRETIONARY		929,684
CONSUMER STAPLES - 2.5%
Beverages - 0.5%
Hansen Natural Corp. (a)	400,000	23,020
Food & Staples Retailing - 0.1%
Droga Raia SA	197,000	2,806
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	800,000	32,624
Personal Products - 1.2%
Estee Lauder Companies, Inc. Class A	371,600	35,083
Hengan International Group Co. Ltd.	2,781,000	20,515
		55,598
TOTAL CONSUMER STAPLES		114,048
ENERGY - 14.3%
Energy Equipment & Services - 5.3%
Baker Hughes, Inc.	750,000	53,288
Halliburton Co.	1,000,000	46,940
Saipem SpA	400,000	20,203
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	742,006	$ 69,318
Transocean Ltd. (a)	600,000	50,778
		240,527
Oil, Gas & Consumable Fuels - 9.0%
Alpha Natural Resources, Inc. (a)	600,000	32,532
Anadarko Petroleum Corp.	300,000	24,549
Chevron Corp.	400,000	41,500
Cimarex Energy Co.	300,000	34,839
Concho Resources, Inc. (a)	666,300	70,974
Exxon Mobil Corp.	102,200	8,741
OAO Gazprom sponsored ADR	400,000	11,728
Paladin Energy Ltd. (a)	1,000,000	5,076
Peabody Energy Corp.	300,000	19,647
Pioneer Natural Resources Co.	600,000	61,404
Tesoro Corp. (a)	300,000	7,134
Uranium One, Inc.	2,500,000	16,525
Western Refining, Inc. (a)(d)	600,000	9,762
Whiting Petroleum Corp. (a)	1,000,000	65,340
		409,751
TOTAL ENERGY		650,278
FINANCIALS - 4.5%
Capital Markets - 1.2%
BlackRock, Inc. Class A	200,000	40,798
T. Rowe Price Group, Inc.	200,000	13,396
		54,194
Commercial Banks - 2.1%
Banco do Brasil SA	1,600,000	28,609
BBVA Banco Frances SA sponsored ADR (d)	800,000	9,488
Itau Unibanco Banco Multiplo SA ADR	914,700	20,325
Wells Fargo & Co.	1,178,600	38,022
		96,444
Consumer Finance - 0.1%
Green Dot Corp. Class A (d)	100,000	5,221
Diversified Financial Services - 0.9%
Apollo Global Management LLC (e)	1,703,400	18,737
JPMorgan Chase & Co.	450,200	21,020
		39,757
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co.	300,000	$ 7,323
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	139,700	3,960
TOTAL FINANCIALS		206,899
HEALTH CARE - 7.4%
Biotechnology - 0.7%
United Therapeutics Corp. (a)	485,300	32,724
Health Care Equipment & Supplies - 1.1%
Edwards Lifesciences Corp. (a)	375,000	31,890
IDEXX Laboratories, Inc. (a)(d)	50,000	3,885
Volcano Corp. (a)	600,000	15,744
		51,519
Health Care Providers & Services - 3.3%
Epocrates, Inc. (a)	294,400	6,388
Express Scripts, Inc. (a)	977,800	54,972
HMS Holdings Corp. (a)	271,500	20,515
McKesson Corp.	400,000	31,712
Medco Health Solutions, Inc. (a)	549,800	33,890
		147,477
Health Care Technology - 0.4%
SXC Health Solutions Corp. (a)	400,000	19,723
Pharmaceuticals - 1.9%
Novo Nordisk AS Series B sponsored ADR	300,000	37,998
Valeant Pharmaceuticals International, Inc. (Canada)	1,156,460	46,425
		84,423
TOTAL HEALTH CARE		335,866
INDUSTRIALS - 15.3%
Aerospace & Defense - 1.6%
Goodrich Corp.	294,200	25,369
Precision Castparts Corp.	150,000	21,263
The Boeing Co.	400,000	28,804
		75,436
Air Freight & Logistics - 0.2%
Air Lease Corp. Class A (a)(e)	500,600	10,513
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 3.7%
Delta Air Lines, Inc. (a)	4,900,775	$ 55,085
United Continental Holdings, Inc.	4,745,000	114,070
		169,155
Construction & Engineering - 1.4%
Fluor Corp.	500,000	35,380
Foster Wheeler AG (a)	600,000	21,696
Shaw Group, Inc. (a)	200,000	7,944
		65,020
Electrical Equipment - 0.3%
Roper Industries, Inc.	150,000	12,620
Machinery - 7.2%
Caterpillar, Inc.	593,000	61,037
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	3,403,800	7,815
Cummins, Inc.	532,200	53,816
Dover Corp.	500,000	32,125
Kennametal, Inc.	800,000	30,768
MAN SE	200,000	25,395
Manitowoc Co., Inc.	1,000,000	19,810
PACCAR, Inc.	400,000	20,052
Parker Hannifin Corp.	627,500	55,960
Sandvik AB	900,000	17,267
Weg SA	200,000	2,410
		326,455
Road & Rail - 0.8%
CSX Corp.	462,700	34,545
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	401,000	4,538
TOTAL INDUSTRIALS		698,282
INFORMATION TECHNOLOGY - 23.1%
Communications Equipment - 5.1%
HTC Corp.	800,000	28,894
JDS Uniphase Corp. (a)	400,000	9,868
Juniper Networks, Inc. (a)	1,642,300	72,261
QUALCOMM, Inc.	1,000,000	59,580
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	325,600	$ 21,535
Riverbed Technology, Inc. (a)	1,000,000	41,290
		233,428
Computers & Peripherals - 7.2%
Apple, Inc. (a)	630,700	222,771
EMC Corp. (a)	1,700,000	46,257
NetApp, Inc. (a)	1,100,000	56,826
		325,854
Internet Software & Services - 3.2%
Baidu.com, Inc. sponsored ADR (a)	200,000	24,232
Demand Media, Inc.	275,000	6,188
eBay, Inc. (a)	1,600,400	53,621
Mail.ru Group Ltd. GDR unit (a)(e)	107,500	3,897
Rackspace Hosting, Inc. (a)	200,000	7,382
Tencent Holdings Ltd.	1,787,500	47,281
YouKu.com, Inc. ADR (a)(d)	91,400	3,801
		146,402
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	900,000	69,183
Semiconductors & Semiconductor Equipment - 2.8%
ARM Holdings PLC sponsored ADR (d)	600,000	18,162
Broadcom Corp. Class A	1,545,500	63,706
NVIDIA Corp. (a)	500,000	11,330
NXP Semiconductors NV	772,000	24,665
TriQuint Semiconductor, Inc. (a)	600,000	8,550
		126,413
Software - 3.3%
Ariba, Inc. (a)	251,800	7,793
Autodesk, Inc. (a)	200,000	8,410
Informatica Corp. (a)	1,350,200	63,473
Oracle Corp.	200,000	6,580
RealPage, Inc.	275,941	6,843
Rovi Corp. (a)	500,000	27,710
Solera Holdings, Inc.	300,000	15,324
Taleo Corp. Class A (a)	500,000	16,145
		152,278
TOTAL INFORMATION TECHNOLOGY		1,053,558
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 12.0%
Chemicals - 8.0%
Celanese Corp. Class A	750,000	$ 31,088
CF Industries Holdings, Inc.	450,000	63,576
Dow Chemical Co.	1,992,200	74,030
Ferro Corp. (a)	369,400	5,881
FMC Corp.	400,000	30,976
LyondellBasell Industries NV Class A (a)	1,600,000	60,928
PPG Industries, Inc.	400,000	35,352
Rockwood Holdings, Inc. (a)	528,300	24,592
Sherwin-Williams Co.	100,000	8,212
Umicore SA	200,000	10,075
Uralkali JSC GDR (Reg. S)	550,000	22,479
		367,189
Metals & Mining - 4.0%
Alcoa, Inc.	2,826,600	47,628
Anglo American PLC (United Kingdom)	200,000	10,840
Freeport-McMoRan Copper & Gold, Inc.	800,000	42,360
Molycorp, Inc. (d)	142,900	6,858
Stillwater Mining Co. (a)	952,500	22,736
United States Steel Corp. (d)	900,000	51,741
		182,163
TOTAL MATERIALS		549,352
TOTAL COMMON STOCKS (Cost $3,476,584)		4,537,967
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG	67,800	11,499
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $10,719)		11,499
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	10,646,255	$ 10,646
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	112,608,100	112,608
TOTAL MONEY MARKET FUNDS (Cost $123,254)		123,254
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $3,610,557)		4,672,720
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(111,987)
NET ASSETS - 100%		$ 4,560,733
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,147,000 or 0.7% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	143
Total	$ 148
Other Information

The following is a summary of the inputs used, as of February 28, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 941,183	$ 941,183	$ -	$ -
Consumer Staples	114,048	114,048	-	-
Energy	650,278	645,202	5,076	-
Financials	206,899	188,162	18,737	-
Health Care	335,866	335,866	-	-
Industrials	698,282	687,769	-	10,513
Information Technology	1,053,558	1,024,664	28,894	-
Materials	549,352	549,352	-	-
Money Market Funds	123,254	123,254	-	-
Total Investments in Securities:	$ 4,672,720	$ 4,609,500	$ 52,707	$ 10,513
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 10,262
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	251
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,513
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2011	$ 251

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2011, the cost of investment securities for income tax purposes was $3,623,396,000. Net unrealized appreciation aggregated $1,049,324,000, of which $1,115,921,000 related to appreciated investment securities and $66,597,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2011